Annual Fund Operating Expenses - Vanguard Equity Income Fund	Jan. 31, 2021
Investor Shares
Operating Expenses:
Management Fees	0.26%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.28%
Admiral Shares
Operating Expenses:
Management Fees	0.18%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.19%